Note 4 - Securities - Summary of Amortized Cost and Fair Value of Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Due in one year or less	$ 500
Due in one year or less	501
Due after one year through five years	6,387
Due after one year through five years	6,471
Due after five years through ten years	26,476
Due after five years through ten years	26,999
Due after ten years	145,587
Due after ten years	148,624
Other securities having no maturity date	1,025
Other securities having no maturity date	1,016
Total	179,975	$ 169,587
Total	$ 183,611	$ 167,354